Annual Fund Operating Expenses - Qualivian Focus Fund ETF - Qualivian Focus Fund ETF Class	Jul. 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	Other Expenses are estimated for the current fiscal year.